NOTES PAYABLE - BANKS (Details) € in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Jan. 02, 2016 USD ($)	Dec. 31, 2017 USD ($)	Jul. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Jan. 02, 2016 EUR (€)	Dec. 31, 2015	Dec. 31, 2013 USD ($)
Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Weighted average interest rate		3.50%			3.50%		3.50%	3.50%	3.50%		3.20%
United States [Member]
Debt Instrument [Line Items]
Weighted average interest rate		5.64%			5.64%		5.64%	5.76%	5.76%		5.88%
Line of Credit [Member] | United States [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount		$ 8,500	$ 8,500	$ 8,500	$ 8,500			$ 8,500				$ 6,500
Debt instrument, interest rate basis points above reference rate					4.25%
Credit facility, expiration date				Jun. 24, 2018
Credit facility, amount outstanding		6,605			$ 6,605			6,301
Credit facility, remaining borrowing capacity		700			$ 700			833
Line of Credit [Member] | United States [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate					1.375%
Line of Credit [Member] | United States [Member] | Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Pledged assets used to secure credit facility		$ 700			$ 700							$ 1,000
Percentage of collateral												95.00%
Line of Credit [Member] | United States [Member] | Standby Letters of Credit [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Pledged assets used to secure credit facility						$ 500
Line of Credit [Member] | United States [Member] | Unbilled Accounts Receivable [Member]
Debt Instrument [Line Items]
Percentage of collateral		75.00%			75.00%		75.00%					75.00%
Line of Credit [Member] | United States [Member] | Accounts Receivable [Member]
Debt Instrument [Line Items]
Percentage of collateral		85.00%			85.00%		85.00%					85.00%
Line Of Credit One [Member] | United States [Member]
Debt Instrument [Line Items]
Credit facility, expiration date			Jun. 24, 2018
Line Of Credit Two [Member] | United States [Member]
Debt Instrument [Line Items]
Debt instrument, effective interest rate		5.625%			5.625%		5.625%
Line of Credit Nine [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 11,977	$ 14,372			$ 14,372
Debt instrument, interest rate basis points above reference rate	3.50%	3.50%			3.50%
Credit facility, amount outstanding		$ 3,410			$ 3,410			2,051
Unused line fee		0.75%
Line of Credit Nine [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €							€ 12,000			€ 10,000
Line of Credit Ten [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding | €							2,848		€ 1,943
Guarantees facility [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount		$ 2,994			2,994
Outstanding guarantees		$ 2,952			$ 2,952			$ 2,415
Guarantees facility [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €							2,500
Outstanding guarantees | €							€ 2,465		€ 2,289